Litigation and Contingencies (Details) € in Millions, $ in Millions											3 Months Ended	72 Months Ended
	Feb. 05, 2016 case	Oct. 01, 2015 USD ($)	Apr. 17, 2015 USD ($) item	Jan. 24, 2013 USD ($)	Dec. 11, 2012 USD ($)	Dec. 06, 2012 item	Apr. 21, 2012 USD ($)	May. 10, 2010 USD ($)	Apr. 29, 2010 USD ($)	Dec. 23, 2004 € / item	Oct. 31, 2012 USD ($) item	Oct. 31, 2006 EUR (€)	Oct. 31, 2015 USD ($)	Oct. 02, 2015 item	Aug. 11, 2015 item	Jul. 30, 2013 item	Apr. 20, 2012 USD ($)	Apr. 11, 2012 USD ($)
Litigation and Contingencies
Copyright levies payable on sales of MFDs in Belgium													$ 0
Number of patents asserted | item														7
Copyright Levies
Levy assessed on a specific vendor on personal computers sold since March 2001 in Germany (euros per unit) | € / item										12
Memjet Technology Ltd
Litigation and Contingencies
Number of cases filed | case	2
Number of patents asserted | item															8
India Directorate of Revenue Intelligence Proceedings
Litigation and Contingencies
Aggregate damages sought								$ 370
Loss contingency deposit to prevent interruption of business									$ 16
Bangalore Commissioner of Customs
Litigation and Contingencies
Duties and penalties under show cause notices																	$ 17	$ 386
Amount deposited under show cause notice prior to order																	$ 7	$ 9
Additional amount deposited against products-related show cause notice					$ 10
Additional amount deposited against parts-related show cause notice							$ 3
Additional amount deposited against product order				$ 24
Russia GPO and Other Anti-Corruption Investigations
Litigation and Contingencies
Transaction of former subsidiary under investigation | €												€ 35
Autonomy-Related Legal Matters
Litigation and Contingencies
Number of consolidated lawsuits filed | item																7
Number of lawsuits alleging insider trading filed | item											1
Number of consolidated ERISA lawsuits filed | item						3
Autonomy-Related Legal Matters | Autonomy
Litigation and Contingencies
Aggregate damages sought			$ 5,000
Number of members | item			2
Autonomy-Related Legal Matters | Autonomy | Messrs Lynch
Litigation and Contingencies
Aggregate damages sought		$ 160
Autonomy-Related Legal Matters | Software
Litigation and Contingencies
Impairment of goodwill and intangible assets											$ 8,800
Number of subsidiaries | item			4